Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Basic earnings per common share
Net income attributable to common shareholders	[1]	$ 1,943	$ 2,066	$ 2,018	$ 4,009	$ 3,638
Weighted average number of common shares outstanding	[1]	1,223	1,214	1,192	1,218	1,192
Basic earnings per common share	[1],[2]	$ 1.59	$ 1.7	$ 1.69	$ 3.29	$ 3.05
Diluted earnings per common share
Net income attributable to common shareholders	[1]	$ 1,943	$ 2,066	$ 2,018	$ 4,009	$ 3,638
Dilutive impact of share-based payment options and others	[1],[3]	(15)	(15)	(12)	(30)	(16)
Net income attributable to common shareholders (diluted)	[1]	$ 1,928	$ 2,051	$ 2,006	$ 3,979	$ 3,622
Weighted average number of common shares outstanding	[1]	1,223	1,214	1,192	1,218	1,192
Dilutive impact of share-based payment options and others	[1],[3]	5	7	5	7	7
Weighted average number of diluted common shares outstanding	[1]	1,228	1,221	1,197	1,225	1,199
Diluted earnings per common share	[1],[2]	$ 1.57	$ 1.68	$ 1.68	$ 3.25	$ 3.02

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Earnings per share calculations are based on full dollar and share amounts.
[3]	Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.